Chapman and Cutler LLP 320 South Canal Street, 27th Floor Chicago, Illinois 60606 T 312.845.3000 F 312.701.2361 www.chapman.com

August 8, 2022

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	First Trust Exchange-Traded Fund IV
(Registration Nos. 333-174332 and 811-22559)

Ladies and Gentlemen:

On behalf of First Trust Exchange-Traded Fund IV (the “Registrant”), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 203 and under the Investment Company Act of 1940, as amended, Amendment No. 205 to the Registrant’s registration statement on Form N-1A (the “Amendment”). The Amendment relates to FT Energy Income Partners Strategy ETF, a series of the Registrant. This Amendment is being filed pursuant to Rule 485(a) of the 1933 Act.

If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.

Very truly yours,
Chapman and Cutler llp
By:	/s/ Morrison C. Warren
Morrison C. Warren

Enclosures